Schedule of restricted deposits (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 731	R$ 563
Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	206	123
Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	498	407
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 27	R$ 33